Option and Incentive Plans (Details 4) (CNH EIP [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CNH EIP [Member]
Weighted average grant date fair values of stock options awarded
Weighted average fair value of stock options awards	$ 13.79	$ 26.24	$ 16.10